Description of Plan (Details) - EBP 005 $ in Thousands	12 Months Ended
	Apr. 30, 2026 USD ($) year component	Apr. 30, 2025 USD ($)
EBP, Description of Plan [Line Items]
Number of plan components | component	4
Minimum service period	1 year
Minimum service period, consecutive term	12 months
Transfers to other plans	$ 546,045
Employer, net	324,045
Total investments	$ 15,592,708	$ 13,396,586
Employer vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | year	62
Forfeited nonvested account	$ 17,173	10,756
Forfeited nonvested account, decrease from employer contribution	8,062
Forfeited nonvested account, decrease from administrative expenses		$ 333
Involuntary cash-out limit	1
Maximum account balance for trustee intervention	7
Minimum account balance for deferral, withdrawal, or rollover	$ 7
Distribution age | year	55
Maximum number of notes outstanding | component	2
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50
Minimum borrowing, amount	$ 1
Basis spread on variable rate	1.00%
Primary Residence Note
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period, years	15 years
EBP, Hired Prior To 2016
EBP, Description of Plan [Line Items]
Employer vesting percentage	20.00%
Vesting period	3 years
Minimum
EBP, Description of Plan [Line Items]
Interest rate	3.25%	3.25%
Minimum | General Purpose Note
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period, years	1 year
Maximum
EBP, Description of Plan [Line Items]
Interest rate	9.50%	9.50%
Maximum | General Purpose Note
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period, years	5 years
401(k) Component
EBP, Description of Plan [Line Items]
Automatic enrollment period after eligibility	60 days
Automatic deferral rate, annual increase	1.00%
Opt out period for automatic enrollment	60 days
Participant compensation matched, percentage	6.00%
Matching percentage	50.00%
True-up contribution percentage	6.00%
Age for automatic true-up contribution eligibility with ten years of service | year	55
Years of service requirement for automatic true-up contribution eligibility if age 55+	10 years
Age for automatic true-up contribution eligibility without service requirement | year	62
Employer true-up contribution percentage	6.20%
Employer, net	$ 172,753
401(k) Component | Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	2.00%
Automatic deferral rate	6.00%
401(k) Component | Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Automatic deferral rate	10.00%
Employee Stock Ownership Plan
EBP, Description of Plan [Line Items]
ESOP account balance	$ 145,584	$ 163,062
Medtronic PLC Stock Fund
EBP, Description of Plan [Line Items]
Total investments	$ 235,772	$ 274,910
Personal Investment Account
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
Employer, net	$ 36,538
Age for automatic eligibility | year	55
Years of service requirement for automatic eligibility if age 55+	10 years
Age for automatic eligibility without service requirement | year	62
Medtronic Core Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
Employer, net	$ 114,754
Age for automatic eligibility | year	55
Years of service requirement for automatic eligibility if age 55+	10 years
Age for automatic eligibility without service requirement | year	62